CREDIT FACILITIES	9 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 8 – CREDIT FACILITIES

Pursuant to a letter agreement dated May 29, 2017, Treasure Success entered into an $8,000,000 import credit facility with Hong Kong and Shanghai Banking Corporation (“HSBC”). In addition, pursuant to an offer letter dated June 5, 2017, HSBC offered to provide Treasure Success with a $12,000,000 factoring facility. The import credit and factoring facilities are collectively referred to as the “Senior Credit Facility.” The Senior Credit Facility is guaranteed by Jerash Holdings, Jerash Garments, as well as the Company’s two individual shareholders. In addition, the Senior Credit Facility requires cash and other investment security collateral of $3,000,000. HSBC provided that drawings under the Senior Credit Facility would be charged interest at the Hong Kong Interbank Offered Rate (“HIBOR”) plus 1.5% for drawings in Hong Kong dollars, and the London Interbank Offered Rate (“LIBOR”) plus 1.5% for drawings in other currencies. The Senior Credit Facility will also contain certain service charges and other commissions and fees. As of December 31, 2017, the Company has made $947,655 withdrawals under the Senior Credit Facility, which are due within 120 days of each borrowing date or upon demand by HSBC.